Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate				25.00%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share				$ 0.00	$ 0.00	$ 0.05
Maximum percentage of tax reduction from tax holidays				100.00%	100.00%	100.00%
Income tax holiday expiration date				Dec. 31, 2022
Legal inflationary index				0.18%
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)				$ 7	$ (1)
Cumulative amount of distributable earnings	$ 2,863	$ 1,893	$ 2,863	2,863	1,893
Unrecognized tax benefits	20	235	20	20	235
Reversal of uncertain tax positions			310
Accrued interest and penalties related to uncertain tax positions	1		$ 1	$ 1		$ 1	$ 1	$ 27
Interest and penalties of unrecognized tax benefits	$ 5	10
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions		$ 1			$ 1
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year				1997
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year				2018